Goodwill impairment - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Changes in goodwill
Impairment of goodwill	¥ 6,934	$ 950	¥ 35,212	¥ 13,155
Goodwill	362,399		312,464		$ 49,648
Brand Management
Changes in goodwill
Goodwill	0
E-Commerce
Changes in goodwill
Impairment of goodwill	6,934		35,212	13,155
Goodwill	362,399		¥ 312,464	¥ 336,326
E-Commerce | Baozun
Changes in goodwill
Impairment of goodwill	¥ 6,934